Leases (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Leases
Area of land under operating lease agreement | ft²	590
Lease expiry date	Mar. 21, 2024
Lease expense	$ 200	$ 200	$ 200
Sublease income	44
Operating lease assets	42	223
Operating lease liability	$ 41	$ 216
Operating leases, weighted average remaining lease term (in years)	3 months
Operating leases, weighted average borrowing rate	2.30%